Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Value of common shares issued for services		$ 313,676	$ 659,101	$ 276,000
Subsequent Event [Member] | Consultant [Member]
Number of common shares issued for services	50,000
Value of common shares issued for services	$ 100,000